Segment Reporting - Schedule of Reconciliation of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Net sales	$ 4,828	$ 14,751
Loss before income taxes	(9,454)	(555)
Reportable Segments
Segment Reporting Information [Line Items]
Net sales	5,912	14,982
Loss before income taxes	(9,402)	(544)
Intersegment
Segment Reporting Information [Line Items]
Net sales	(1,084)	(231)
Loss before income taxes	$ (52)	$ (11)